Capital Commitments - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	$ 153	$ 128
2026 [Member]
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	130
2027 [Member]
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	$ 23